Annual Fund Operating Expenses	Apr. 28, 2026
Rational Equity Armor Fund | Rational Equity Armor Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.64%
Other Expenses (as a percentage of Assets):	0.67%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	1.70%
Rational Equity Armor Fund | Rational Equity Armor Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.63%
Other Expenses (as a percentage of Assets):	0.66%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	1.44%
Rational Equity Armor Fund | Rational Equity Armor Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.60%
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	2.41%
Rational Premium Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Rational Premium Income Fund | Rational Premium Income Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.51%
Other Expenses (as a percentage of Assets):	0.52%
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	2.56%
Fee Waiver or Reimbursement	(0.27%)	[3]
Net Expenses (as a percentage of Assets)	2.29%	[3]
Rational Premium Income Fund | Rational Premium Income Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.52%
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	2.32%
Fee Waiver or Reimbursement	(0.28%)	[3]
Net Expenses (as a percentage of Assets)	2.04%	[3]
Rational Premium Income Fund | Rational Premium Income Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.48%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	3.28%
Fee Waiver or Reimbursement	(0.24%)	[3]
Net Expenses (as a percentage of Assets)	3.04%	[3]
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.43%
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.16%
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.37%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	2.12%
Rational Strategic Allocation Fund | Rational Strategic Allocation Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	1.48%
Other Expenses (as a percentage of Assets):	1.50%
Acquired Fund Fees and Expenses	1.58%	[4]
Expenses (as a percentage of Assets)	3.18%
Fee Waiver or Reimbursement	(1.13%)	[5]
Net Expenses (as a percentage of Assets)	2.05%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Rational Strategic Allocation Fund | Rational Strategic Allocation Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.02%
Component2 Other Expenses	1.58%
Other Expenses (as a percentage of Assets):	1.60%
Acquired Fund Fees and Expenses	1.58%	[4]
Expenses (as a percentage of Assets)	3.53%
Fee Waiver or Reimbursement	(1.23%)	[5]
Net Expenses (as a percentage of Assets)	2.30%	[5]
Rational Strategic Allocation Fund | Rational Strategic Allocation Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	1.69%
Other Expenses (as a percentage of Assets):	1.70%
Acquired Fund Fees and Expenses	1.58%	[4]
Expenses (as a percentage of Assets)	4.38%
Fee Waiver or Reimbursement	(1.34%)	[5]
Net Expenses (as a percentage of Assets)	3.04%	[5]
Return Stacked® Balanced Allocation & Systematic Macro Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Return Stacked® Balanced Allocation & Systematic Macro Fund | Return Stacked® Balanced Allocation & Systematic Macro Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.68%
Acquired Fund Fees and Expenses	0.05%	[6]
Expenses (as a percentage of Assets)	2.73%
Fee Waiver or Reimbursement	(0.46%)	[7]
Net Expenses (as a percentage of Assets)	2.27%	[7]
Return Stacked® Balanced Allocation & Systematic Macro Fund | Return Stacked® Balanced Allocation & Systematic Macro Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.64%
Acquired Fund Fees and Expenses	0.05%	[6]
Expenses (as a percentage of Assets)	2.44%
Fee Waiver or Reimbursement	(0.42%)	[7]
Net Expenses (as a percentage of Assets)	2.02%	[7]
Return Stacked® Balanced Allocation & Systematic Macro Fund | Return Stacked® Balanced Allocation & Systematic Macro Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.57%
Acquired Fund Fees and Expenses	0.05%	[6]
Expenses (as a percentage of Assets)	3.37%
Fee Waiver or Reimbursement	(0.35%)	[7]
Net Expenses (as a percentage of Assets)	3.02%	[7]
Rational/Pier 88 Convertible Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.01%	[8]
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.15%)	[9]
Net Expenses (as a percentage of Assets)	1.25%	[9]
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.01%	[8]
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.11%)	[9]
Net Expenses (as a percentage of Assets)	1.00%	[9]
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.01%	[8]
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.10%)	[9]
Net Expenses (as a percentage of Assets)	2.00%	[9]
Rational Special Situations Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Rational Special Situations Income Fund | Rational Special Situations Income Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%	[10]
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	2.03%
Fee Waiver or Reimbursement	(0.01%)	[12]
Net Expenses (as a percentage of Assets)	2.02%	[12]
Rational Special Situations Income Fund | Rational Special Situations Income Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[10]
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	1.78%
Fee Waiver or Reimbursement	(0.01%)	[12]
Net Expenses (as a percentage of Assets)	1.77%	[12]
Rational Special Situations Income Fund | Rational Special Situations Income Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%	[10]
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	2.72%
Fee Waiver or Reimbursement	(0.00%)	[12]
Net Expenses (as a percentage of Assets)	2.72%	[12]
Rational/RGN Hedged Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Rational/RGN Hedged Equity Fund | Rational/RGN Hedged Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component2 Other Expenses	1.51%
Other Expenses (as a percentage of Assets):	1.52%	[13]
Acquired Fund Fees and Expenses	0.05%	[13],[14]
Expenses (as a percentage of Assets)	3.57%
Fee Waiver or Reimbursement	(1.27%)	[15]
Net Expenses (as a percentage of Assets)	2.30%	[15]
Rational/RGN Hedged Equity Fund | Rational/RGN Hedged Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	2.07%
Other Expenses (as a percentage of Assets):	2.08%	[13]
Acquired Fund Fees and Expenses	0.05%	[13],[14]
Expenses (as a percentage of Assets)	3.88%
Fee Waiver or Reimbursement	(1.83%)	[15]
Net Expenses (as a percentage of Assets)	2.05%	[15]
Rational/RGN Hedged Equity Fund | Rational/RGN Hedged Equity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	2.10%
Other Expenses (as a percentage of Assets):	2.11%	[13]
Acquired Fund Fees and Expenses	0.05%	[13],[14]
Expenses (as a percentage of Assets)	4.91%
Fee Waiver or Reimbursement	(1.86%)	[15]
Net Expenses (as a percentage of Assets)	3.05%	[15]

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund’s investment adviser, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (excluding (i) acquired fund fees and expenses; (ii) brokerage commissions and trading costs; (iii) interest (including borrowing costs and overdraft charges), (iv) taxes, (v) short sale dividends and interest expenses, and (vi) non-routine or extraordinary expenses, such as (regulatory inquiry and litigation expenses) to not more than 1.99%, 2.24% and 2.99% of the average daily net assets of the Fund’s Institutional, Class A, and Class C shares, respectively, through April 30, 2027. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.
[4]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. AFFE includes the advisory fees paid to Rational Advisors, LLC (the “Advisor”) and its affiliated advisors, and other fees paid to its affiliates by the investment companies advised by the Advisor or its affiliates in which the Fund invests.
[5]	The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (excluding (i) acquired fund fees and expenses; (ii) brokerage commissions and trading costs; (iii) interest (including borrowing costs and overdraft charges), (iv) taxes, (v) short sale dividends and interest expenses, and (vi) non-routine or extraordinary expenses, such as regulatory inquiry and litigation expenses) to not more than 0.45%, 0.70% and 1.45% of the average daily net assets of the Fund’s Institutional, Class A, and Class C shares, respectively, through April 30, 2027. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s consolidated financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[7]	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”), has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (excluding (i) acquired fund fees and expenses; (ii) brokerage commissions and trading costs; (iii) interest (including borrowing costs and overdraft charges), (iv) taxes, (v) short sale dividends and interest expenses, and (vi) non-routine or extraordinary expenses, such as regulatory inquiry and litigation expenses) to not more than 1.97%, 2.22%, and 2.97%, of the average daily net assets of the Fund’s Institutional, Class A, and Class C shares, respectively, through April 30, 2027. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[9]	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”), has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding (i) acquired fund fees and expenses; (ii) brokerage commissions and trading costs; (iii) interest (including borrowing costs and overdraft charges), (iv) taxes, (v) short sale dividends and interest expenses, and (vi) non-routine or extraordinary expenses, such as regulatory inquiry and litigation expenses) to not more than 0.99%, 1.24% and 1.99% of the average daily net assets of the Fund’s Institutional, Class A, and Class C shares, respectively, through April 30, 2027. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.
[10]	Other Expenses include costs and expenses incurred by the Fund in connection with litigations or claims regarding portfolio investments initiated by the Fund’s sub-adviser of 0.01% with respect to Institutional shares and Class C shares.
[11]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[12]	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding (i) acquired fund fees and expenses, (ii) brokerage commissions and trading costs, (iii) interest (including borrowing costs and overdraft charges), (iv) taxes, (v) short sale dividends and interest expenses, (vi) non-routine or extraordinary expenses (such as regulatory inquiry and litigation or reorganizational costs), and (vii) costs and expenses of litigation or claims on behalf of the Fund regarding portfolio investments initiated (or threatened) by the investment adviser or sub-advisor) to not more than 1.75%, 2.00% and 2.75% of the daily net assets of the Fund’s Institutional, Class A, and Class C shares, respectively, through April 30, 2027. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.
[13]	Estimated for the current fiscal year.
[14]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s consolidated financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[15]	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”), has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding: (i) acquired fund fees and expenses; (ii) brokerage commissions and trading costs; (iii) interest (including borrowing costs and overdraft charges); (iv) taxes; (v) short sale dividends and interest expenses; and (vi) non-routine or extraordinary expenses (such as regulatory inquiry and litigation or reorganizational costs) to not more than 1.99%, 2.24%, and 2.99% of the average daily net assets of the Fund’s Institutional, Class A, and Class C shares, respectively, through April 30, 2027. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.